UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS DYNAMIC MULTI-STRATEGY FUND

FORM N-Q

APRIL 30, 2016

QS DYNAMIC MULTI-STRATEGY FUND

Schedule of investments (unaudited)	April 30, 2016

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 95.0%
iShares Trust:
iShares Core U.S. Aggregate Bond	580	$64,316
iShares MSCI EAFE Index Fund	771	45,050
iShares Russell 1000 Growth Index Fund	1,103	109,032
iShares Russell 1000 Value Index Fund	1,119	112,896
iShares Russell 2000 Index Fund	406	45,618
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	42,484	760,455	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	79,687	860,624	(a)
QS International Equity Fund, Class IS Shares	29,400	412,481	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	21,820	258,999	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	2,442	492,319	(a)
ClearBridge Appreciation Fund, Class IS Shares	25,999	524,664	(a)
ClearBridge International Value Fund, Class IS Shares	16,992	162,780	(a)
ClearBridge Small Cap Fund, Class IS Shares	1,161	54,955	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	70,767	1,094,051	(a)
The Royce Funds - Royce Heritage Fund, Investment Class Shares	19,250	262,564	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	1,196	64,991
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	69,292	866,146	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $5,766,402)		6,191,941

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.8%
S&P 500 Index, Put @ $1,675.00		6/16/17	1	5,925
S&P 500 Index, Put @ $1,700.00		6/16/17	3	19,050
S&P 500 Index, Put @ $1,750.00		6/16/17	3	21,840
S&P 500 Index, Put @ $1,800.00		6/16/17	1	8,340

TOTAL PURCHASED OPTIONS (Cost - $60,503)				55,155

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,826,905)				6,247,096

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $115,125)	0.468%		115,125	115,125

TOTAL INVESTMENTS - 97.6% (Cost - $5,942,030#)				6,362,221
Other Assets in Excess of Liabilities - 2.4%				155,302

TOTAL NET ASSETS - 100.0%				$6,517,523

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Dynamic Multi-Strategy Fund (formerly QS Legg Mason Dynamic Multi-Strategy Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$6,191,941	—	—	$6,191,941
Purchased Options	—	$55,155	—	55,155

Total Long-Term Investments	$6,191,941	$55,155	—	$6,247,096

Short-Term Investments†	115,125	—	—	115,125

Total Investments	$6,307,066	$55,155	—	$6,362,221

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$51,848	—	—	$51,848

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$462,946
Gross unrealized depreciation	(42,755)

Net unrealized appreciation	$420,191

At April 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
E-mini S&P 500 Index	19	6/16	$1,904,297	$1,956,145	$(51,848)

Notes to Schedule of Investments (unaudited) (continued)

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Fund. Based on the Fund’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2016.

Underlying Funds	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/ (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$784,376	$5,000	281	$99,614	5,220	—	—	$760,455	$(9,614)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	843,322	30,000	2,858	93,153	9,137	—	—	860,624	1,847
QS International Equity Fund, Class IS Shares	422,946	10,000	727	38,876	2,633	—	—	412,481	(2,876)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	268,654	—	—	39,984	2,918	—	—	258,999	(6,984)
ClearBridge Aggressive Growth Fund, Class IS Shares	500,585	25,000	125	71,309	332	—	—	492,319	(6,309)
ClearBridge Appreciation Fund, Class IS Shares	548,632	15,000	752	73,189	3,477	—	—	524,664	(5,189)
ClearBridge International Value Fund, Class IS Shares	166,604	5,000	544	23,027	2,250	—	—	162,780	(2,027)
ClearBridge Small Cap Fund, Class IS Shares	58,120	—	—	11,166	229	—	—	54,955	(1,166)
QS U.S. Large Cap Equity Fund, Class IS Shares	1,123,882	30,000	1,944	142,009	8,473	—	—	1,094,051	(15,009)
Royce Heritage Fund, Investment Class Shares	273,717	—	—	47,773	3,278	—	—	262,564	(5,773)
Western Asset Core Bond Fund, Class IS Shares	834,820	96,800	7,829	84,796	6,853	$5,800	—	866,146	204

	$5,825,658	$216,800		$724,896		$5,800	—	$5,750,038	$(52,896)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2016